Earnings (loss) Per Share - Schedule of Loss after Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss after Income Tax [Abstract]
Loss after income tax attributable to the owners of the Company	$ (8,010,358)	$ (4,565,754)	$ (237,218)